QUAKER INVESTMENT TRUST
                        SUPPLEMENT DATED AUGUST 14, 2003

                              TO THE PROSPECTUS FOR
                      QUAKER BIOTECH PHARMA-HEALTHCARE FUND
                            QUAKER FIXED INCOME FUND

This Supplement updates certain information contained in the Prospectus of the Quaker Biotech Pharma-Healthcare Fund and Quaker Fixed Income Fund, each a series portfolio of Quaker Investment Trust, dated November 1, 2002, (as supplemented July 14, 2003 and July 25, 2003). You should retain the Prospectus for future reference. You may obtain additional copies of the Prospectus and all current Supplements free of charge by calling 1-800-220-8888.

QUAKER BIOTECH PHARMA-HEALTHCARE FUND

At a special meeting of shareholders of the Quaker Biotech Pharma-Healthcare Fund held on July 31, 2003, as adjourned August 8, 003, shareholders approved an increase in the investment advisory fee payable to Quaker Funds, Inc. for its services as investment advisor to the Quaker Biotech Pharma-Healthcare Fund.

Accordingly, effective immediately the following replaces in its entirety the information appearing under the headings "Costs of Investing in the Fund" and "Expense Example" on pages 14 and 15 of the Prospectus:

"COSTS OF INVESTING IN THE FUND
-------------------------------
THE FOLLOWING TABLE DESCRIBES THE EXPENSES AND FEES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ANNUAL FUND OPERATING EXPENSES ARE PAID OUT OF THE ASSETS OF THE FUND, SO THEIR EFFECT IS ALREADY INCLUDED IN THE FUND'S DAILY SHARE PRICE.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)               CLASS A1        CLASS B2      CLASS C2
-----------------------------------------               --------        --------      --------
Maximum Sales Charge (Load) Imposed on Purchases          5.50%            None          None

Maximum Deferred Sales Charge (Load)                      None            5.00%         1.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends And other Distributions                         None             None          None

Redemption Fees3                                          None             None          None

Exchange Fees                                             None             None          None


ANNUAL FUND OPERATING EXPENSES:
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------
Type of Fee
-----------
                                                           Class A        Class B      Class C
                                                           -------        -------      -------
Management Fees4                                            1.45%          1.45%        1.45%
Distribution & Servicing (12b-1) Fees5                      0.25%          1.00%        1.00%
Other Expenses6                                             0.50%          0.50%        0.50%
Total Annual Fund Operating Expenses7                       2.20%          2.95%        2.95%

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.

2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC") of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00% for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.

3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer.

4. Management fees have been restated to reflect the higher investment advisory fees (.20) payable to Quaker Funds, Inc. ("QFI") under its investment advisory agreement with the Fund, as approved by shareholders on August 8, 2003. The advisory fees include a fee of 1.45% to QFI for investment advisory services, of which a fee of 0.95% is paid by QFI to the Fund's Sub-Advisor, Sectoral Asset Management, Inc.

5. The Fund's Board of Directors has adopted a Distribution and Plan and Shareholder Servicing Plan under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

6.   Other   Expenses   include  fees  paid  to  the  Fund's   transfer   agent,
     administrator, and other service providers.

7. Because this is a new Fund, Total Annual Operating Expenses are good faith estimates and have been restated to reflect the increased advisory fee approved by shareholders of the Fund on August 8, 2003."

"EXPENSE EXAMPLE
----------------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS FUND VERSUS THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME EACH YEAR. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
                                  ONE YEAR             THREE YEARS
                            --------------------------------------------
CLASS A                             $761                  $1,200
CLASS B                             $808                  $1,232
CLASS C                             $400                  $  913

IF YOU DID NOT REDEEM YOUR SHARES, YOUR COSTS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
                                  ONE YEAR             THREE YEARS
                            --------------------------------------------
CLASS A                             $761                  $1,200
CLASS B                             $298                  $  913
CLASS C                             $298                  $  913

QUAKER FIXED INCOME FUND

At a special meeting of shareholders of the Quaker Fixed Income Fund held on July 31, 2003, as adjourned August 8, 2003, Fund shareholders approved a new sub-advisor, Andres Capital Management ("ACM") and a new Sub-Investment Advisory Agreement with ACM. The sub-advisory fees payable to ACM under the new Sub-Investment Advisory Agreement are lower than those payable to the Fund's previous sub-advisor. The Fund's adviser, Quaker Funds, Inc., has decided to lower the fees it receives from the Fund in order to pass along the expense reduction to the Fund's shareholders.

Accordingly, effective immediately the following replaces in its entirety the information appearing under the headings "Costs of Investing in the Fund" and "Expense Example" on pages 25 and 26 of the Prospectus.

"COSTS OF INVESTING IN THE FUND
-------------------------------
THE FOLLOWING TABLE DESCRIBES THE EXPENSES AND FEES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ANNUAL FUND OPERATING EXPENSES ARE PAID OUT OF THE ASSETS OF THE FUND, SO THEIR EFFECT IS ALREADY INCLUDED IN THE FUND'S DAILY SHARE PRICE.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                CLASS A1       CLASS B2      CLASS C2
-----------------------------------------                --------       --------      --------
Maximum Sales Charge (Load) Imposed on Purchases          4.25%            None          None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                      None            5.00%         1.00%
(as a percentage of the original purchase price or
redemption proceeds, whichever is lower).

Maximum Sales Charge (Load) Imposed on Reinvested         None             None          None
Dividends And other Distributions

Redemption Fees3                                          None             None          None
(as a percentage of amount redeemed)

Exchange Fees                                             None             None          None

Annual Fund Operating Expenses
(Expenses that are deducted from Fund Assets)
----------------------------------------------------------------------------------------------------------------------
                     Type of Fee                           Class A        Class B      Class C       Institutional
                     -----------                           -------        -------      -------       -------------
Management Fees4                                            0.65%          0.65%         0.65%           0.65%
Distribution & Servicing (12b-1) Fees5                      0.25%          1.00%        1.00%            0.00%
Other Expenses6                                             0.79%          0.79%        0.79%            0.79%
Total Annual Fund Operating Expenses7                       1.69%          2.44%        2.44%            1.44%

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 4.25%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.

2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC") of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00% for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.

3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer.

4. The advisory fees include a fee of 0.65% payable to Quaker Funds, Inc. ("QFI") for investment advisory services, of which a fee of 0.35% is paid by QFI to the Fund's Sub-Advisor, Andres Capital Management. Management fees have been restated to reflect the lower investment advisory fees (.40) charged to the Fund by QFI, which are a result of the lower sub-advisory fees QFI pays to ACM under the sub-investment advisory agreement approved by shareholders on August 8, 2003.

5. The Fund's Board of Directors has adopted a Distribution and Shareholder Servicing Plan under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

6.   Other   Expenses   include  fees  paid  to  the  Fund's   transfer   agent,
     administrator, and other service providers.

7. Total Annual Operating Expenses have been restated to reflect the lower management fees described above in footnote 4."

"EXPENSE EXAMPLE
----------------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS FUND VERSUS THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME EACH YEAR. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS FOR EACH SHARE CLASS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
                                  ONE YEAR             THREE YEARS            FIVE YEARS             TEN YEARS
                            -----------------------------------------------------------------------------------------
CLASS A                             $590                  $  935                $1,304                $2,338
CLASS B                             $760                  $1,084                $1,525                $2,776
CLASS C                             $350                  $  761                $1,301                $2,776
INSTITUTIONAL CLASS                 $147                  $  456                $ 787                 $1,724

IF YOU DID NOT REDEEM YOUR SHARES, BASED ON THE ABOVE ASSUMPTIONS, YOUR COSTS WOULD BE:

                                  ONE YEAR             THREE YEARS            FIVE YEARS             TEN YEARS
                            -----------------------------------------------------------------------------------------
CLASS A                             $590                   $935                 $1,304                $2,338
CLASS B                             $247                   $761                 $,1301                $2,776
CLASS C                             $247                   $761                 $1,301                $2,776
INSTITUTIONAL CLASS                 $147                   $456                 $  787                $1,724

QUAKER BIOTECH PHARMA-HEALTHCARE FUND AND QUAKER FIXED INCOME FUND

Effective immediately the following table replaces in its entirety such table appearing under the heading "Who Manages Our Funds- The Fund Manager" on page 33 of the Prospectus.

--------------------------------------------------------------------------------------------------------------------
"                                   ANNUAL FEE RATE, AS          ANNUAL FEE RATE, AS          NET FEE RATE. AS
                                PERCENTAGE OF AVERAGE DAILY     PERCENTAGE OF AVERAGE      PERCENTAGE OF AVERAGE
                                  NET ASSETS, PAID TO QFI      DAILY NET ASSETS, PAID        DAILY NET ASSETS,
         NAME OF FUND                                          TO SUB-ADVISORS BY QFI         RETAINED BY QFI
--------------------------------------------------------------------------------------------------------------------
Core Equity                                1.05%                        0.75%                      0.30%
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth                          1.30%                         NA                        1.30%
--------------------------------------------------------------------------------------------------------------------
Mid-Cap Value                              1.05%                        0.75%                      0.30%
--------------------------------------------------------------------------------------------------------------------
Small-Cap Value                       Base fee- 1.20%              Base Fee- 0.90%
                                     Minimum Fee- 0.60%          Minimum Fee- 0.30%
                                     Maximum Fee- 1.80%          Maximum Fee- 1.50%                0.30%
--------------------------------------------------------------------------------------------------------------------
Small-Cap Growth                           1.05%                        0.75%                      0.30%
--------------------------------------------------------------------------------------------------------------------
Fixed Income1                    On assets to $100mm- 0.65%      On assets to $100mm-              0.30%
                                 On assets > $100mm- 0.60%              0.35%
                                                              On assets > $100mm- 0.30%
--------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond      On assets to $100mm- 0.65%      On assets to $100mm-              0.30%
Fund 1                           On assets > $100mm- 0.60%              0.35%
                                                              On assets > $100mm- 0.30%
--------------------------------------------------------------------------------------------------------------------
Geewax Terker Core Value                   1.05%                        0.75%                      0.30%
--------------------------------------------------------------------------------------------------------------------
Capital Opportunities                 Base Fee - 1.05%             Base Fee- 0.75%
                                    Minimum Fee- 0.6416%        Minimum Fee- 0.3416%
                                     Maximum Fee- 1.55%          Maximum Fee- 1.25%                0.30%
--------------------------------------------------------------------------------------------------------------------
Biotech Pharma-Healthcare                  1.45%                        0.95%                      0.50%
--------------------------------------------------------------------------------------------------------------------

1. Prior to March 13, 2003, ALM Advisors, Inc. was sub-advisor to the Quaker Fixed Income and Quaker High Yield Funds, during which time each Fund paid a management fee of 1.00% and 1.05%, respectively, to QFI, of which 0.70% and 0.75%, respectively, was paid to ALM Advisors, Inc. During the period March 13, 2003 until a new sub-advisory contract was approved by shareholders on August 8, 2003, ALM Advisors, Inc. acted as sub-adviser under an interim sub-investment advisory agreement with the Fund."

Effective immediately the following replaces in its entirety the information appearing under the heading "Who Manages Our Funds- The Sub-Advisors- For the Quaker Fixed-Income Fund and Quaker High Yield Fund:"

"FOR THE QUAKER FIXED-INCOME FUND AND QUAKER INTERMEDIATE MUNICIPAL BOND FUND:
Andres Capital Management serves as Sub-Advisor to the Funds under a written agreement for such services approved by the Fund's shareholders on August 8, 2003. Andres Capital Management is a SEC registered investment advisor specializing in fixed income management and as of July 31, 2003 managed in excess of $100 million in client assets. For its services to the Fund's Andres Capital receives an annual fee, calculated daily and paid monthly, based on the average daily net assets of each Fund, as follows: 0.35% on the first $100 million and 0.30% on assets in excess of $100 million.

Mr. Robert P. Andres is President and CEO of Andres Capital Management. He began is investment career in the Municipal Bond Division of J.P. Morgan. Subsequently, he held the position of National Sales Manager Municipal Securities at both Kidder Peabody and Merrill Lynch. He spent 17 years at Merrill Lynch, where from 1983 to 1987 he held the title of Vice President and Manager, Secondary Corporate Bond Trading. In addition, he was named President of Merrill Lynch Mortgage Capital Corporation, a position he held until May, 1987. He then became a partner and Senior Vice President of R. Seelaus and Company, a regional Municipal Bond Dealer. Mr. Andres resigned his position in February, 1989 to form Martindale Andres and Godshalk and Company, Inc., a Philadelphia based asset Management Company. He acted as the firm's Chief Operating Officer and Chief Investment Officer Fixed Income. In 1995, Mr. Andres and his partner sold the asset management business to Keystone Financial. He continued to serve as Chief Operating Officer and Chief Investment Officer Fixed Income for the surviving entity until October 2000. Subsequently, Mr. Andres became a partner and the Chief Investment Officer of the Swarthmore Group, an investment management firm. He resigned that position to form Andres Capital Management in 2002."

                             QUAKER INVESTMENT TRUST
                        SUPPLEMENT DATED AUGUST 14, 2003

                              TO THE PROSPECTUS FOR
                             QUAKER HIGH YIELD FUND

This Supplement updates certain information contained in the Prospectus of the Quaker High Yield Fund, a series portfolio of Quaker Investment Trust, dated November 1, 2002, (as supplemented July 14, 2003 and July 25, 2003). You should retain the Prospectus for future reference. You may obtain additional copies of the Prospectus and all current Supplements free of charge by calling 1-800-220-8888.

At a special meeting of shareholders of the Quaker High Yield Fund held on July 31, 2003, as adjourned August 8, 2003, Fund shareholders approved (1) a new sub-advisor, Andres Capital Management ("ACM") and a new Sub-Investment Advisory Agreement with ACM; (2) changing the Fund's investment objective to focus investments primarily in tax-exempt municipal bonds; and (3) changing the name of the Fund to the Quaker Intermediate Municipal Bond Fund. The sub-advisory fees payable to ACM under the new Sub-Investment Advisory Agreement are lower than those payable to the Fund's previous sub-advisor. The Fund's adviser, Quaker Funds, Inc., has decided to lower the fees it receives from the Fund in order to pass along the expense reduction to the Fund's shareholders.

Accordingly, effective immediately the following replaces in its entirety the information appearing under the headings "The Fund's Investment Objective," "The Fund's Principal Investment Strategies," "The Principal Investment Risks of Investing in the Fund," "Cost of Investing in the Fund" and "Expense Example" on pages 27 through 29 of the Prospectus.

THE FUND'S INVESTMENT OBJECTIVE
"The Fund seeks to achieve as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. To pursue this objective, the Fund normally invests substantially all of is assets in municipal bonds that provide income exempt form federal income tax."

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

"The Fund will normally invest at least 80% of its assets in municipal bonds, and at least 65% of the Fund's assets will normally be invested in municipal bonds with a credit rating of A or higher credit rating, or the unrated equivalent as determined in good faith by the Fund's Sub-Adviser. The Fund's remaining assets may be invested in bonds with a credit quality lower than A, including bonds of below investment grade quality ("high yield" or "junk" bonds). The Fund will normally maintain a portfolio of holdings having a dollar-weighted average maturity between three and ten years.

The Fund's Sub-Adviser may buy and sell bonds based on credit quality, financial outlook and yield potential. In selecting municipal bonds for investment, the Sub-Adviser may assess the current interest rate environment and the municipal bond's potential volatility in different rate environments. The Sub-Adviser focuses on bonds with the potential to attract current income, typically looking for bonds that can provide consistently high current yields or that are trading at competitive market prices. A portion of the Fund's assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium bonds", which are bonds that trade at a price above their face value. The Fund's allocation to either discount or premium bonds will change along with the Sub-Adviser's changing views of the current interest rate and market environment. The Sub-Adviser may also look to select bonds that are most likely to obtain attractive prices when sold.

Although the Fund's objective is to generate income exempt from federal income tax, interest from some of the Fund's holdings may be subject to the federal alternative minimum tax. Further, the Fund may occasionally invest in taxable bonds.

The Fund may, but is not obligated to use derivatives such as futures and options as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy."

THE PRINCIPAL INVESTMENT RISKS OF INVESTING IN THE FUND

"o General Risk- As is the case with most investments; you may lose money by investing in the Fund.

o Interest Rate Risk- Prices of municipal bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and negatively impact the Fund's share price. The longer the Fund's average maturity, the more its share price will likely react to a change in interest rates.

o Credit Risk- Failure of an issuer to make timely interest or principal payments, or a decline or perception of decline in the credit quality of a municipal bond, can cause the bond's price to fall, potential lowering the Fund's share price. Although the Fund invests mostly in investment grade bonds, it may also invest in high yield ("junk") bonds, which involve greater credit risk. These lower grade bonds are considered to be speculative with respect to the issuer's continuing ability to make interest and principal payments. High yield bond prices may fall dramatically in response to bad news about the issuer or its industry, or the economy in general

o Liquidity Risk- When there is no active trading market for a specific type of security; it can become more difficult to sell that security at or near its perceived value. Under such circumstances, the value of the security and the fund's share price may fall dramatically.

o Market Sector Risk- The Fund may overweight or underweight certain industries or market sectors, which may cause the Fund's performance to be more sensitive to developments affecting those industries or sectors.

o Temporary Defensive Positions- under adverse market conditions, the Fund could invest some or all of its assets in money market securities. Although the Fund would invest in this manner for defensive purposes, it could reduce the benefit of any upswing in the market. During such periods, the Fund will not be investing in accordance with and may not achieve its investment objective."

COSTS OF INVESTING IN THE FUND
------------------------------
"THE FOLLOWING TABLE DESCRIBES THE EXPENSES AND FEES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ANNUAL FUND OPERATING EXPENSES ARE PAID OUT OF THE ASSETS OF THE FUND, SO THEIR EFFECT IS ALREADY INCLUDED IN THE FUND'S DAILY SHARE PRICE.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                CLASS A1       CLASS B2      CLASS C2
-----------------------------------------                --------       --------      --------
Maximum Sales Charge (Load) Imposed on Purchases          4.25%            None          None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                      None            5.00%         1.00%
(as a percentage of the original purchase price or
redemption proceeds, whichever is lower).

Maximum Sales Charge (Load) Imposed on Reinvested         None             None          None
Dividends And other Distributions

Redemption Fees3                                          None             None          None
(as a percentage of amount redeemed)

Exchange Fees                                             None             None          None

Annual Fund Operating Expenses
(Expenses that are deducted from Fund Assets)
----------------------------------------------------------------------------------------------------------------------
Type of Fee                                                Class A        Class B      Class C       Institutional
-----------                                                -------        -------      -------       -------------
Management Fees4                                            0.65%          0.65%        0.65%            0.65%
Distribution & Servicing (12b-1) Fees5                      0.25%          1.00%        1.00%            0.00%
Other Expenses6                                             0.62%          0.62%        0.62%            0.62%
Total Annual Fund Operating Expenses7                       1.52%          2.27%        2.27%            1.27%

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 4.25%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.

2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC") of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00% for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.

3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer.

1. The advisory fees include a fee of 0.65% payable to Quaker Funds, Inc. ("QFI") for investment advisory services, of which a fee of 0.35% is paid by QFI to the Fund's Sub-Advisor, Andres Capital Management. Management fees have been restated to reflect the lower investment advisory fees (.40) charged to the Fund by QFI as of August 8, 2003, which are a result of the lower sub-advisory fees QFI pays to ACM under the sub-investment advisory agreement approved by shareholders on August 8, 2003.

5. The Fund's Board of Directors has adopted a Distribution and Shareholder Servicing Plan under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

6. Other Expenses include fees paid to the Fund's transfer agent, administrator and other service providers. 7. Total Annual Operating Expenses have been restated to reflect the lower management fees described above in footnote 4."

"EXPENSE EXAMPLE
----------------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS FUND VERSUS THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME EACH YEAR. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS FOR EACH SHARE CLASS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------

                                ONE YEAR           THREE YEARS          FIVE YEARS           TEN YEARS
                           ---------------------------------------------------------------------------------
CLASS A                           $573               $  885               $1,219               $2,160
CLASS B                           $744               $1,035               $1,441               $2,605
CLASS C                           $333               $  709               $1,215               $2,605
INSTITUTIONAL CLASS               $129               $  403               $  697               $1,534

IF YOU DID NOT REDEEM YOUR SHARES, BASED ON THE ABOVE ASSUMPTIONS, YOUR COSTS WOULD BE:

                                ONE YEAR           THREE YEARS          FIVE YEARS           TEN YEARS
                           ---------------------------------------------------------------------------------
CLASS A                           $573                $885                $1,219               $2,160
CLASS B                           $230                $709                $1,215               $2,605
CLASS C                           $230                $709                $1,215               $2,605
INSTITUTIONAL CLASS               $129                $403                $  697               $1,534

Effective immediately the following table replaces in its entirety such table appearing under the heading "Who Manages Our Funds- The Fund Manager"

----------------------------------------------------------------------------------------------------------------
"                                   ANNUAL FEE RATE, AS          ANNUAL FEE RATE, AS          NET FEE RATE. AS
                                PERCENTAGE OF AVERAGE DAILY     PERCENTAGE OF AVERAGE      PERCENTAGE OF AVERAGE
                                  NET ASSETS, PAID TO QFI      DAILY NET ASSETS, PAID        DAILY NET ASSETS,
         NAME OF FUND                                          TO SUB-ADVISORS BY QFI         RETAINED BY QFI
----------------------------------------------------------------------------------------------------------------
Core Equity                                1.05%                        0.75%                      0.30%
----------------------------------------------------------------------------------------------------------------
Aggressive Growth                          1.30%                         NA                        1.30%
----------------------------------------------------------------------------------------------------------------
Mid-Cap Value                              1.05%                        0.75%                      0.30%
----------------------------------------------------------------------------------------------------------------
Small-Cap Value                       Base fee- 1.20%              Base Fee- 0.90%
                                     Minimum Fee- 0.60%          Minimum Fee- 0.30%
                                     Maximum Fee- 1.80%          Maximum Fee- 1.50%                0.30%
----------------------------------------------------------------------------------------------------------------
Small-Cap Growth                           1.05%                        0.75%                      0.30%
----------------------------------------------------------------------------------------------------------------
Fixed Income                     On assets to $100mm- 0.65%      On assets to $100mm-              0.30%
                                 On assets > $100mm- 0.60%              0.35%
                                                              On assets > $100mm- 0.30%
----------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond      On assets to $100mm- 0.65%      On assets to $100mm-              0.30%
Fund 1                           On assets > $100mm- 0.60%              0.35%
                                                              On assets > $100mm- 0.30%
----------------------------------------------------------------------------------------------------------------
Geewax Terker Core Value                   1.05%                        0.75%                      0.30%
----------------------------------------------------------------------------------------------------------------
Capital Opportunities                 Base Fee - 1.05%             Base Fee- 0.75%
                                    Minimum Fee- 0.6416%        Minimum Fee- 0.3416%
                                     Maximum Fee- 1.55%          Maximum Fee- 1.25%                0.30%
----------------------------------------------------------------------------------------------------------------
Biotech Pharma-Healthcare                  1.45%                        0.95%                      0.50%
----------------------------------------------------------------------------------------------------------------

1. Prior to March 13, 2003, ALM Advisors, Inc. was sub-advisor to the Quaker Fixed Income and Quaker High Yield Funds, during which time each Fund paid a management fee of 1.00% and 1.05%, respectively, to QFI, of which 0.70% and 0.75%, respectively, was paid to ALM Advisors, Inc. During the period March 13, 2003 until a new sub-advisory contract was approved by shareholders on August 8, 2003, ALM Advisors, Inc. acted as sub-adviser under an interim sub-investment advisory agreement with the Fund."

Effective immediately the following replaces in its entirety the information appearing under the heading "Who Manages Our Funds- The Sub-Advisors- For the Quaker Fixed-Income Fund and Quaker High Yield Fund:"

"FOR THE QUAKER FIXED-INCOME FUND AND QUAKER INTERMEDIATE MUNICIPAL BOND FUND:

Andres Capital Management serves as Sub-Advisor to the Funds under a written agreement for such services approved by the Fund's shareholders on August 8, 2003. Andres Capital Management is a SEC registered investment advisor specializing in fixed income management and as of July 31, 2003 managed in excess of $100 million in client assets. For its services to the Fund's Andres Capital receives an annual fee, calculated daily and paid monthly, based on the average daily net assets of each Fund, as follows: 0.35% on the first $100 million and 0.30% on assets in excess of $100 million.

Mr. Robert P. Andres is President and CEO of Andres Capital Management. He began is investment career in the Municipal Bond Division of J.P. Morgan. Subsequently, he held the position of National Sales Manager Municipal Securities at both Kidder Peabody and Merrill Lynch. He spent 17 years at Merrill Lynch, where from 1983 to 1987 he held the title of Vice President and Manager, Secondary Corporate Bond Trading. In addition, he was named President of Merrill Lynch Mortgage Capital Corporation, a position he held until May, 1987. He then became a partner and Senior Vice President of R. Seelaus and Company, a regional Municipal Bond Dealer. Mr. Andres resigned his position in February, 1989 to form Martindale Andres and Godshalk and Company, Inc., a Philadelphia based asset Management Company. He acted as the firm's Chief Operating Officer and Chief Investment Officer Fixed Income. In 1995, Mr. Andres and his partner sold the asset management business to Keystone Financial. He continued to serve as Chief Operating Officer and Chief Investment Officer Fixed Income for the surviving entity until October 2000. Subsequently, Mr. Andres became a partner and the Chief Investment Officer of the Swarthmore Group, an investment management firm. He resigned that position to form Andres Capital Management in 2002."